Erik Nelson, Chief Legal Officer
Allianz Investment Management LLC
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: (763) 765-7453

December 13, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street NE
Washington, DC 20549

Re: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
       Allianz Variable Insurance Products Trust
       File Nos. 333-83423 and 811-09491

Dear Sir/Madam:

Enclosed for filing please find Post-Effective Amendment No. 32 to Form N-1A for the above-referenced Registrant. The purpose of this filing is to finalize updated disclosure to the prospectus and SAI describing the availability of a new investment option being added to the trust. Other miscellaneous non-material disclosure has also been added.

This post-effective amendment relates solely to the series of the Registrant included in Parts A and B filed herewith. Information contained in the Registration Statement relating to other series of the Registrant is neither amended nor  superseded hereby. For the convenience of the staff in reviewing the Registration Statement, a copy of the Registration Statement is being sent by e-mail to the Office of Insurance Products of the Division of Investment Management.

Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b)

If you have any questions or comments, please feel free to contact the undersigned.

Sincerely,

Allianz Variable Insurance Products Trust

By:  /s/  Erik Nelson
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